Document and Entity Information	Jan. 31, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 31, 2024
Current Fiscal Year End Date	--12-31
Entity Registrant Name	Dayforce, Inc.
Entity Central Index Key	0001725057
Entity Emerging Growth Company	false
Entity File Number	001-38467
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	46-3231686
Entity Address, Address Line One	3311 East Old Shakopee Road
Entity Address, City or Town	Minneapolis
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55425
City Area Code	952
Local Phone Number	853-8100
Entity Information, Former Legal or Registered Name	Ceridian HCM Holding Inc.
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, $0.01 par value
Trading Symbol	DAY
Security Exchange Name	NYSE